UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number         811-22312

ACAP Strategic Fund

(Exact name of registrant as specified in charter)

350 Madison Avenue, 20th Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 20th Floor

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-716-6840

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

ACAP STRATEGIC FUND

350 Madison Avenue, 20th Floor
New York, New York 10017

May 17, 2024

Re:       ACAP Strategic Fund (the “Fund”) — Semi-Annual Report to Shareholders

Dear Investor:

Please find enclosed the Fund’s Semi-Annual Report to Shareholders.

Please note that a copy of the Fund’s prospectus may be obtained by contacting your financial advisor.

We appreciate your continued investment and look forward to a long and mutually beneficial relationship.

Very truly yours,

ACAP STRATEGIC FUND

ACAP Strategic Fund

Financial Statements
(Unaudited)

For the Six Months Ended March 31, 2024

ACAP Strategic Fund

Financial Statements
(Unaudited)

For the Six Months Ended March 31, 2024

ACAP STRATEGIC FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2024
Assets
Investments in securities of unaffiliated issuers, at fair value (cost $5,426,095,584)	$9,133,277,316
Deposits at brokers for securities sold, not yet purchased	2,416,098,193
Purchased options, at fair value (cost $1,241,160,962)	1,069,987,060
Receivable for investment securities sold	747,581,229
Net unrealized appreciation on total return swap contracts	245,012,385
Cash collateral received for total return swap contracts	240,029,539
Cash and cash equivalents (including Euros of $21,749, with a cost of $21,749)	64,666,072
Interest receivable	15,094,514
Variation margin receivable	4,982,846
Dividends receivable	3,999,554
Other assets	307,785
Total assets	13,941,036,493
Liabilities
Securities sold, not yet purchased, at fair value (proceeds $4,201,321,233)	4,155,483,735
Payable for investment securities purchased	755,361,602
Payable for shares repurchased	284,596,201
Due to brokers (including Hong Kong Dollars of $6,066,467, with a cost of $6,066,467)	251,078,852
Due to custodian (including Japanese Yen of $172, with a cost of $172 and Hong Kong Dollars of $17,870,159, with a cost of $17,876,181)	17,870,331
Management fees payable	11,186,608
Stock loan fee payable	7,265,068
Dividends payable on securities sold, not yet purchased	7,143,511
Distribution and shareholder servicing fees payable	4,580,623
Administration fees payable	837,697
Professional fees payable	173,498
Miscellaneous expenses payable	948,939
Total liabilities	5,496,526,665
Net Assets	$8,444,509,828
Net assets
Represented by:
Shares of beneficial interest at $0.001 par value; unlimited shares authorized	$415,684
Additional paid-in-capital	5,939,063,947
Total distributable earnings	2,505,030,197
Net Assets	$8,444,509,828
	Shares issued and outstanding	Net Asset Value per share	Net Assets
Class A	321,827,670	$21.52	$6,927,042,379
Class W	93,856,303	$16.17	$1,517,467,449

The accompanying notes are an integral part of these financial statements.

1

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited)

Shares		March 31, 2024 Fair Value
	Investments in Securities—108.16%
	Common Stocks—103.89%
	Brazil—0.39%
	Finance - Investment Banker / Broker—0.39%
1,288,020	XP Inc, Class A (a)	$33,050,593
	Total Brazil (cost $32,737,363)	$33,050,593

	China—6.50%
	Auto - Cars / Light Trucks—0.76%
2,511,000	BYD Co Ltd, Class H	64,680,360
	B2B / E-Commerce—0.99%
11,475,127	Full Truck Alliance Co Ltd ADR	83,424,173
	E-Commerce / Products—1.02%
3,140,721	JD.com Inc ADR (a)	86,024,348
	Enterprise Software / Services—0.07%
20,453,903	Ming Yuan Cloud Group Holdings Ltd	6,376,777
	Entertainment Software—0.47%
380,378	NetEase Inc ADR	39,357,712
	Real Estate Management / Services—0.90%
5,563,890	KE Holdings Inc ADR	76,392,210
	Schools—0.89%
867,617	New Oriental Education & Technology Group Inc ADR *	75,326,508
	Web Portals / ISP—1.40%
1,124,037	Baidu Inc ADR *	118,338,615
	Total China (cost $583,543,660)	$549,920,703

	France—9.57%
	Aerospace / Defense - Equipment—9.41%
1,995,027	Airbus SE	367,838,290
1,880,204	Safran SA	426,531,798
		794,370,088
	Textile—Apparel—0.16%
14,562	LVMH Moet Hennessy Louis Vuitton SE	13,111,567
	Total France (cost $466,197,123)	$807,481,655

	Germany—1.90%
	Aerospace / Defense—1.10%
365,494	MTU Aero Engines AG	92,841,324
	Athletic Footwear—0.80%
301,230	adidas AG	67,342,979
	Total Germany (cost $137,072,945)	$160,184,303

The accompanying notes are an integral part of these financial statements.

2

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		March 31, 2024 Fair Value
	Common Stocks (continued)
	Hong Kong—1.77%
	Casino Hotels—0.78%
13,151,000	Galaxy Entertainment Group Ltd	$66,036,875
	Internet Content – Entertainment—0.99%
6,744,800	Meituan, Class B *	83,421,812
	Total Hong Kong (cost $156,999,141)	$149,458,687

	Japan—3.01%
	Audio / Video Products—2.52%
2,493,300	Sony Group Corp	213,012,448
	Web Portals / ISP—0.49%
16,306,145	LY Corp	41,211,143
	Total Japan (cost $183,596,907)	$254,223,591

	Netherlands—2.13%
	Semiconductor Equipment—2.13%
185,360	ASML Holding NV	179,886,319
	Total Netherlands (cost $93,171,070)	$179,886,319

	Taiwan—7.64%
	Semiconductor Components - Integrated Circuits—7.64%
4,742,308	Taiwan Semiconductor Manufacturing Co Ltd ADR (a)	645,191,003
	Total Taiwan (cost $466,228,135)	$645,191,003

	United States—68.89%
	Aerospace / Defense—1.35%
92,481	TransDigm Group Inc (a)	113,899,600

	Applications Software—4.92%
628,969	Elastic NV *	63,047,853
791,940	Microsoft Corp (a)	333,184,997
509,885	Smartsheet Inc, Class A *	19,630,573
		415,863,423
	Building Products - Cement / Aggregate—2.97%
236,758	Martin Marietta Materials Inc	145,355,207
387,141	Vulcan Materials Co (a)	105,658,522
		251,013,729
	Coatings / Paint—0.62%
149,809	Sherwin-Williams Co (a)	52,033,160
	Commercial Services—0.24%
29,845	Cintas Corp (a)	20,504,410

The accompanying notes are an integral part of these financial statements.

3

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		March 31, 2024 Fair Value
	Common Stocks (continued)
	United States (continued)
	Commercial Services - Finance—1.35%
733,614	Block Inc * (a)	$62,049,072
2,757,644	Marqeta Inc, Class A *	16,435,558
82,861	S&P Global Inc (a)	35,253,212
		113,737,842
	Communications Software—1.94%
748,501	RingCentral Inc, Class A *	26,002,925
2,111,628	Zoom Video Communications Inc, Class A *	138,037,122
		164,040,047
	Computer Aided Design—4.81%
744,002	Cadence Design Systems Inc * (a)	231,592,943
305,348	Synopsys Inc *	174,506,382
		406,099,325
	Computer Software—0.03%
49,211	Dynatrace Inc *	2,285,359
	Computers—3.49%
2,585,753	Dell Technologies Inc, Class C (a)	295,060,275
	E-Commerce / Products—7.06%
3,307,260	Amazon.com Inc * (a)	596,563,559
	E-Commerce / Services—2.98%
558,558	Expedia Group Inc *	76,941,365
2,271,624	Uber Technologies Inc *	174,892,332
		251,833,697
	Electric - Generation—1.12%
512,136	Constellation Energy Corp	94,668,340
	Electronic Components - Semiconductors—2.57%
1,095,896	Analog Devices Inc	216,757,270
	Energy - Alternate Sources—0.09%
3,514,154	Stem Inc * (a)	7,695,997
	Enterprise Software / Services—1.45%
1,034,084	SS&C Technologies Holdings Inc	66,563,987
2,471,752	UiPath Inc, Class A *	56,034,618
		122,598,605
	Finance - Credit Card—4.46%
372,670	Mastercard Inc, Class A (a)	179,466,692
704,669	Visa Inc, Class A (a)	196,659,025
		376,125,717
	Finance - Other Services—1.40%
861,654	Intercontinental Exchange Inc	118,417,109

The accompanying notes are an integral part of these financial statements.

4

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		March 31, 2024 Fair Value
	Common Stocks (continued)
	United States (continued)
	Independent Power Producer—0.52%
632,343	Vistra Corp	$44,042,690
	Internet Content - Entertainment—8.72%
1,515,823	Meta Platforms Inc, Class A (a)	736,053,332
	Medical - Biomedical / Genetics—2.74%
1,586,819	Akero Therapeutics Inc * (a)	40,083,048
2,017,876	BioCryst Pharmaceuticals Inc *	10,250,810
391,841	Blueprint Medicines Corp * (a)	37,170,037
246,318	Cabaletta Bio Inc *	4,202,185
1,348,787	Caribou Biosciences Inc *	6,932,765
784,099	Keros Therapeutics Inc * (a)	51,907,354
226,423	Sarepta Therapeutics Inc * (a)	29,312,722
1,092,706	Ultragenyx Pharmaceutical Inc * (a)	51,018,443
		230,877,364
	Medical - Drugs—0.32%
1,821,398	ORIC Pharmaceuticals Inc *	25,044,223
1,147,095	PMV Pharmaceuticals Inc *	1,950,062
		26,994,285
	REITS - Diversified—2.46%
209,129	American Tower Corp (a)	41,321,799
201,601	Equinix Inc	166,387,353
		207,709,152
	Retail - Apparel / Shoes—1.37%
787,826	Ross Stores Inc	115,621,344
	Retail - Building Products—0.66%
219,698	Lowe’s Cos Inc	55,963,672
	Retail - Major Department Store—2.74%
2,279,338	TJX Companies Inc (a)	231,170,460
	Retail - Restaurants—1.44%
28,109	Chipotle Mexican Grill Inc * (a)	81,706,398
285,388	Yum! Brands Inc	39,569,046
		121,275,444
	Semiconductor Equipment—5.07%
335,806	KLA Corp	234,583,997
137,495	Lam Research Corp (a)	133,586,017
534,445	Teradyne Inc	60,301,429
		428,471,443
	Total United States (cost $2,868,505,317)	$5,817,376,650

The accompanying notes are an integral part of these financial statements.

5

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		March 31, 2024 Fair Value
	Common Stocks (continued)
	Uruguay—2.09%
	Commercial Services - Finance—0.32%
1,812,344	Dlocal Ltd *	$26,641,457
	E-Commerce / Services—1.77%
98,592	MercadoLibre Inc *	149,067,157
	Total Uruguay (cost $77,248,725)	$175,708,614
	Total Common Stock (cost $5,065,300,386)	$8,772,482,118

	Short-Term Securities—4.27%
	United States— 4.27%
360,795,198	Dreyfus Treasury Obligations Cash Management, Institutional Shares, 5.19% (a) (b)	$360,795,198
	Total United States (cost $360,795,198)	$360,795,198
	Total Short-Term Securities (cost $360,795,198)	$360,795,198
	Total Investments in Securities (cost $5,426,095,584) - 108.16%	$9,133,277,316
	Other Liabilities in Excess of Assets - (8.16%)	(688,767,488)
	Net Assets - 100.00%	$8,444,509,828

(a)	Partially or wholly held in a pledged account at the Custodian as collateral for securities sold, not yet purchased.
(b)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2024. $359,890,075 is pledged in a collateral account by the Custodian for Total Return Swap Contracts.
*	Non-income producing security.
ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts

The accompanying notes are an integral part of these financial statements.

6

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities - By Industry	March 31, 2024 Percentage of Net Assets (%)
Aerospace / Defense	2.45
Aerospace / Defense - Equipment	9.41
Applications Software	4.92
Athletic Footwear	0.80
Audio / Video Products	2.52
Auto - Cars / Light Trucks	0.76
B2B / E-Commerce	0.99
Building Products - Cement / Aggregate	2.97
Casino Hotels	0.78
Coatings / Paint	0.62
Commercial Services	0.24
Commercial Services - Finance	1.67
Communications Software	1.94
Computer Aided Design	4.81
Computer Software	0.03
Computers	3.49
E-Commerce / Products	8.08
E-Commerce / Services	4.75
Electric - Generation	1.12
Electronic Components - Semiconductors	2.57
Energy - Alternate Sources	0.09
Investments in Securities - By Industry	March 31, 2024 Percentage of Net Assets (%)
Enterprise Software / Services	1.52
Entertainment Software	0.47
Finance - Credit Card	4.46
Finance - Investment Banker / Broker	0.39
Finance - Other Services	1.40
Independent Power Producer	0.52
Internet Content - Entertainment	9.71
Medical - Biomedical / Genetics	2.74
Medical - Drugs	0.32
Real Estate Management / Services	0.90
REITS - Diversified	2.46
Retail - Apparel / Shoes	1.37
Retail - Building Products	0.66
Retail - Major Department Store	2.74
Retail - Restaurants	1.44
Schools	0.89
Semiconductor Components - Integrated Circuits	7.64
Semiconductor Equipment	7.20
Short-Term Securities	4.27
Textile - Apparel	0.16
Web Portals / ISP	1.89
Total Investments in Securities	108.16%

The accompanying notes are an integral part of these financial statements.

7

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited)

Notional Amount (USD)	Contracts		March 31, 2024 Fair Value
		Purchased Options—12.67%
		Equity Options—12.61%
		Equity Call Options—9.48%
		Sweden—0.22%
		Internet Content - Entertainment—0.22%
$55,200,000	2,760	Spotify Technology SA, 6/21/2024, $200.00	$18,795,600
		Total Sweden (cost $14,360,354)	$18,795,600

		Taiwan—0.30%
		Semiconductor Components - Integrated Circuits—0.30%
420,728,000	30,052	Taiwan Semiconductor Manufacturing Co Ltd ADR, 6/21/2024, $140.00	25,544,200
		Total Taiwan (cost $58,528,233)	$25,544,200

		United States—8.96%
		Applications Software—1.12%
666,976,000	17,552	Microsoft Corp, 5/17/2024, $380.00	78,281,920
97,284,000	1,474	ServiceNow Inc, 5/17/2024, $660.00	16,553,020
			94,834,940
		Auto - Cars / Light Trucks—0.15%
421,680,000	21,084	Tesla Inc, 5/17/2024, $200.00	12,228,720
		Casino Hotels—0.46%
113,854,500	25,301	Las Vegas Sands Corp, 6/21/2024, $45.00	18,090,215
129,303,000	14,367	Wynn Resorts Ltd, 6/21/2024, $90.00	20,760,315
			38,850,530
		E-Commerce / Products—2.09%
1,124,944,000	70,309	Amazon.com Inc, 6/21/2024, $160.00	176,475,590
		E-Commerce / Services—0.79%
131,520,000	411	Booking Holdings Inc, 6/21/2024, $3,200.00	20,221,200
253,920,000	21,160	DoorDash Inc, Class A, 6/21/2024, $120.00	46,763,600
			66,984,800
		Electronic Components - Semiconductors—2.64%
157,616,000	39,404	Intel Corp, 5/17/2024, $40.00	20,687,100
1,638,824,000	18,623	NVIDIA Corp, 6/21/2024, $880.00	202,245,780
			222,932,880
		Hotels & Motels—0.45%
136,641,000	7,386	Hilton Worldwide Holdings Inc, 6/21/2024, $185.00	22,896,600
130,203,000	5,661	Marriott International Inc, Class A, 6/21/2024, $230.00	14,945,040
			37,841,640

The accompanying notes are an integral part of these financial statements.

8

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional Amount (USD)	Contracts			March 31, 2024 Fair Value
			Equity Call Options (continued)
			United States (continued)
			Internet Content - Entertainment—1.26%
$950,785,500	20,447		Meta Platforms Inc, Class A, 5/17/2024, $465.00	$90,069,035
139,536,000	2,448		Netflix Inc, 6/21/2024, $570.00	15,997,680
				106,066,715
			Total United States (cost $859,825,186)	$756,215,815
			Total Equity Call Options (cost $932,713,773)	$800,555,615

			Equity Put Options—3.13%
			United States—3.13%
			Communications Software—0.42%
191,560,000	23,945		Zoom Video Communications Inc, Class A, 6/21/2024, $80.00	35,318,875
			Growth & Income - Large Cap—0.74%
2,596,976,000	56,456		SPDR S&P 500 ETF Trust, 12/20/2024, $460.00	41,664,528
1,114,511,000	23,713		SPDR S&P 500 ETF Trust, 12/20/2024, $470.00	20,393,180
				62,057,708
			Sector Fund - Technology—1.97%
3,486,366,000	89,394		Invesco QQQ Trust Series 1, 12/20/2024, $390.00	85,013,694
3,112,679,000	78,802		Invesco QQQ Trust Series 1, 12/20/2024, $395.00	81,638,872
				166,652,566
			Total United States (cost $294,860,168)	$264,029,149
			Total Equity Put Options (cost $294,860,168)	$264,029,149
			Total Equity Options (cost $1,227,573,941)	$1,064,584,764

			Currency Put Options—0.06%
			United States—0.06%
			Currency—0.06%
			Counterparty
374,777,680	374,777,680	USD / BRL, 6/21/2024, $5.10	Merrill Lynch Professional Clearing Corp	5,181,696
561,693,406	561,693,406	USD / CNH, 6/21/2024, $7.60	Merrill Lynch Professional Clearing Corp	220,600
			Total United States (cost $13,587,021)	$5,402,296
			Total Currency Put Options (cost $13,587,021)	$5,402,296
			Total Purchased Options (cost $1,241,160,962)	$1,069,987,060
ADR	American Depositary Receipt
BRL	Brazilian Real
CNH	Chinese Renminbi Yuan
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipts
USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

9

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (concluded)

Purchased Options – By Industry	March 31, 2024 Percentage of Net Assets (%)
Applications Software	1.12
Auto - Cars / Light Trucks	0.15
Casino Hotels	0.46
Communications Software	0.42
Currency	0.06
E-Commerce / Products	2.09
E-Commerce / Services	0.79
Purchased Options – By Industry	March 31, 2024 Percentage of Net Assets (%)
Electronic Components - Semiconductors	2.64
Growth & Income - Large Cap	0.74
Hotels & Motels	0.45
Internet Content - Entertainment	1.48
Sector Fund - Technology	1.97
Semiconductor Components - Integrated Circuits	0.30
Total Purchased Options	12.67%

The accompanying notes are an integral part of these financial statements.

10

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares		March 31, 2024 Fair Value
	Securities Sold, Not Yet Purchased—49.21%
	Common Stocks—49.21%
	Australia—0.66%
	Enterprise Software / Services—0.66%
284,061	Atlassian Corp, Class A	$55,423,142
	Total Australia (proceeds $58,788,350)	$55,423,142

	Canada—0.37%
	Medical - Drugs—0.00%
20,386	Canopy Growth Corp	175,870
	Private Equity—0.37%
738,966	Brookfield Corp	30,940,506
	Total Canada (proceeds $34,178,660)	$31,116,376

	China—1.27%
	Auto - Cars / Light Trucks—0.28%
4,248,393	NIO Inc ADR	19,117,769
688,708	XPeng Inc ADR	5,289,277
		24,407,046
	Internet Content - Information / Networks—0.96%
6,916,400	Kuaishou Technology	43,346,526
965,300	Tencent Holdings Ltd	37,470,135
		80,816,661
	Metal Processors & Fabrication—0.01%
2,507,041	China Zhongwang Holdings Ltd	538,153
	Retail - Drug Store—0.02%
1,088,000	Ping An Healthcare and Technology Co Ltd	1,640,386
	Total China (proceeds $142,430,745)	$107,402,246

	France—0.41%
	REITS - Regional Malls—0.09%
298,887	Klepierre SA	7,747,151
	REITS - Shopping Centers—0.32%
334,133	Unibail-Rodamco-Westfield	26,884,341
	Total France (proceeds $21,602,848)	$34,631,492

	Germany—0.22%
	Electronic Components - Semiconductors—0.22%
542,902	Infineon Technologies AG	18,478,321
	Total Germany (proceeds $19,612,696)	$18,478,321

The accompanying notes are an integral part of these financial statements.

11

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		March 31, 2024 Fair Value
	Common Stocks (continued)
	Hong Kong—0.36%
	Electric - Integrated—0.14%
2,054,300	Power Assets Holdings Ltd	$12,021,662
	Wireless Equipment—0.22%
9,926,800	Xiaomi Corp, Class B	18,949,382
	Total Hong Kong (proceeds $42,437,580)	$30,971,044

	Ireland—1.21%
	Computer Services—1.21%
295,522	Accenture PLC, Class A	102,430,880
	Total Ireland (proceeds $99,013,338)	$102,430,880

	Israel—0.21%
	Auto / Truck Parts & Equipment - Original—0.21%
540,789	Mobileye Global Inc, Class A	17,386,366
	Total Israel (proceeds $17,318,489)	$17,386,366

	Japan—0.48%
	Auto - Cars / Light Trucks—0.48%
1,603,200	Toyota Motor Corp	40,317,019
	Total Japan (proceeds $22,045,697)	$40,317,019

	Switzerland—0.70%
	Electronic Components - Semiconductors—0.42%
816,365	STMicroelectronics NV	35,299,623
	Medical - Drugs—0.28%
247,120	Novartis AG ADR	23,903,918
	Total Switzerland (proceeds $55,824,088)	$59,203,541

	Taiwan—0.46%
	Semiconductor Components - Integrated Circuits—0.46%
4,812,167	United Microelectronics Corp ADR	38,930,431
	Total Taiwan (proceeds $43,980,705)	$38,930,431

	United States— 42.86%
	Advertising Agencies—0.50%
433,103	Omnicom Group Inc	41,907,046
	Advertising Services—0.36%
921,037	Interpublic Group of Cos Inc	30,053,437
	Aerospace / Defense—0.68%
296,130	Boeing Co	57,150,129
	Apparel Manufacturers—0.09%
1,331,335	Hanesbrands Inc	7,721,743

The accompanying notes are an integral part of these financial statements.

12

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		March 31, 2024 Fair Value
	Common Stocks (continued)
	United States (continued)
	Applications Software—0.15%
831,847	Asana Inc, Class A	$12,885,310
	Auto - Cars / Light Trucks—6.30%
4,330,423	Ford Motor Co	57,508,017
2,703,619	Tesla Inc	475,269,184
		532,777,201
	Broadcasting Services / Programming—0.20%
1,964,854	Warner Bros Discovery Inc	17,153,175
	Cable / Satellite TV—0.88%
256,119	Charter Communications Inc, Class A	74,435,865
	Cellular Telecommunications—1.69%
874,933	T-Mobile US Inc	142,806,564
	Commercial Banks Non-US—0.35%
374,432	East West Bancorp Inc	29,621,316
	Commercial Banks - Eastern US—0.20%
2,123,866	Valley National Bancorp	16,905,973
	Commercial Banks - Western US—0.30%
326,419	Cathay General Bancorp	12,348,431
717,599	CVB Financial Corp	12,801,966
		25,150,397
	Commercial Services—0.46%
399,774	CoStar Group Inc	38,618,168
	Commercial Services - Finance—0.97%
787,366	H&R Block Inc	38,667,544
640,298	PayPal Holdings Inc	42,893,563
		81,561,107
	Computer Data Security—1.05%
444,881	Fortinet Inc	30,389,821
220,366	Qualys Inc	36,772,474
213,894	Rapid7 Inc	10,489,362
225,921	Tenable Holdings Inc	11,167,275
		88,818,932
	Computer Services—0.99%
864,530	Cognizant Technology Solutions Corp, Class A	63,361,404
73,473	EPAM Systems Inc	20,290,304
		83,651,708
	Computer Software—0.66%
244,659	Box Inc, Class A	6,928,743
959,760	C3.ai Inc, Class A	25,980,703
493,549	Dropbox Inc, Class A	11,993,241
273,220	Teradata Corp	10,565,417
		55,468,104

The accompanying notes are an integral part of these financial statements.

13

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		March 31, 2024 Fair Value
	Common Stocks (continued)
	United States (continued)
	Consulting Services—0.82%
294,792	Verisk Analytics Inc	$69,491,318
	Consumer Products - Miscellaneous—0.40%
261,558	Kimberly-Clark Corp	33,832,527
	E-Commerce / Products—0.84%
1,046,344	Wayfair Inc, Class A	71,025,831
	Electric - Integrated—0.21%
242,412	Southern Co	17,390,637
	Electronic Components - Semiconductors—8.38%
621,981	GLOBALFOUNDRIES Inc	32,411,430
1,166,140	Microchip Technology Inc	104,614,419
445,277	NVIDIA Corp	402,334,486
254,363	ON Semiconductor Corp	18,708,399
824,822	Texas Instruments Inc	143,692,241
209,074	Wolfspeed Inc	6,167,683
		707,928,658
	Finance - Credit Card—0.14%
824,354	Western Union Co	11,524,469
	Food - Miscellaneous / Diversified—2.38%
1,069,848	Campbell Soup Co	47,554,744
382,894	Conagra Brands Inc	11,348,978
1,074,046	General Mills Inc	75,150,999
374,060	Kellanova	21,429,897
1,229,265	Kraft Heinz Co	45,359,879
		200,844,497
	Hotels & Motels—0.79%
526,197	Choice Hotels International Inc	66,484,991
	Internet Content - Entertainment—0.13%
968,846	Snap Inc, Class A	11,122,352
	Internet Security—0.41%
123,133	Palo Alto Networks Inc	34,985,779
	Investment Management / Advisory Services—1.32%
912,963	T Rowe Price Group Inc	111,308,449
	Medical - Biomedical / Genetics—0.53%
156,954	Amgen Inc	44,625,161
	Medical - Drugs—0.98%
513,427	Bristol-Myers Squibb Co	27,843,146
349,380	Johnson & Johnson	55,268,422
		83,111,568
	Private Equity—0.87%
559,513	Blackstone Inc	73,503,223

The accompanying notes are an integral part of these financial statements.

14

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		March 31, 2024 Fair Value
	Common Stocks (continued)
	United States (continued)
	Real Estate Management / Services—0.72%
487,282	Anywhere Real Estate Inc	$3,011,403
432,954	CBRE Group Inc, Class A	42,100,447
1,522,958	Cushman & Wakefield PLC	15,930,141
		61,041,991
	REITS - Health Care—0.26%
499,852	Ventas Inc	21,763,556
	REITS - Office Property—2.24%
868,063	Boston Properties Inc	56,693,195
413,772	Brandywine Realty Trust	1,986,106
1,622,128	Douglas Emmett Inc	22,498,915
344,134	Hudson Pacific Properties Inc	2,219,664
557,717	Kilroy Realty Corp	20,317,630
922,043	SL Green Realty Corp	50,832,231
1,207,907	Vornado Realty Trust	34,751,484
		189,299,225
	REITS - Shopping Centers—0.07%
284,439	Kimco Realty Corp	5,577,849
	REITS - Storage—1.71%
508,837	CubeSmart	23,009,609
418,045	Public Storage	121,258,133
		144,267,742
	REITS - Warehouse / Industrial—0.24%
155,463	Prologis Inc	20,244,392
	Retail - Major Department Store—0.43%
1,774,269	Nordstrom Inc	35,964,433
	Retail - Miscellaneous / Diversified—0.12%
800,932	Sally Beauty Holdings Inc	9,947,575
	Retail - Regional Department Store—0.82%
1,408,686	Kohl’s Corp	41,063,197
1,430,680	Macy’s Inc	28,599,293
		69,662,490
	Retail - Restaurants—0.09%
221,053	Cheesecake Factory Inc	7,991,066
	Telephone - Integrated—1.17%
1,833,665	AT&T Inc	32,272,504
1,583,474	Verizon Communications Inc	66,442,569
		98,715,073

The accompanying notes are an integral part of these financial statements.

15

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		March 31, 2024 Fair Value
	Common Stocks (continued)
	United States (continued)
	Transport - Services—0.96%
1,061,884	C.H. Robinson Worldwide Inc	$80,851,850
	Total United States (proceeds $3,644,088,037)	$3,619,192,877
	Total Common Stocks (proceeds $4,201,321,233)	$4,155,483,735
	Total Securities Sold, Not Yet Purchased (proceeds $4,201,321,233)	$4,155,483,735
ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts

The accompanying notes are an integral part of these financial statements.

16

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

Securities Sold, Not Yet Purchased - By Industry	March 31, 2024 Percentage of Net Assets (%)
Advertising Agencies	0.50
Advertising Services	0.36
Aerospace / Defense	0.68
Apparel Manufacturers	0.09
Applications Software	0.15
Auto - Cars / Light Trucks	7.06
Auto / Truck Parts & Equipment - Original	0.21
Broadcasting Services / Programming	0.20
Cable / Satellite TV	0.88
Cellular Telecommunications	1.69
Commercial Banks Non-US	0.35
Commercial Banks - Eastern US	0.20
Commercial Banks - Western US	0.30
Commercial Services	0.46
Commercial Services - Finance	0.97
Computer Data Security	1.05
Computer Services	2.20
Computer Software	0.66
Consulting Services	0.82
Consumer Products - Miscellaneous	0.40
E-Commerce / Products	0.84
Electric - Integrated	0.35
Electronic Components - Semiconductors	9.02
Enterprise Software / Services	0.66
Finance - Credit Card	0.14
Food - Miscellaneous / Diversified	2.38
Hotels & Motels	0.79
Securities Sold, Not Yet Purchased - By Industry	March 31, 2024 Percentage of Net Assets (%)
Internet Content - Entertainment	0.13
Internet Content - Information / Networks	0.96
Internet Security	0.41
Investment Management / Advisory Services	1.32
Medical - Biomedical / Genetics	0.53
Medical - Drugs	1.26
Metal Processors & Fabrication	0.01
Private Equity	1.24
Real Estate Management / Services	0.72
REITS - Health Care	0.26
REITS - Office Property	2.24
REITS - Regional Malls	0.09
REITS - Shopping Centers	0.39
REITS - Storage	1.71
REITS - Warehouse / Industrial	0.24
Retail - Drug Store	0.02
Retail - Major Department Store	0.43
Retail - Miscellaneous / Diversified	0.12
Retail - Regional Department Store	0.82
Retail - Restaurants	0.09
Semiconductor Components - Integrated Circuits	0.46
Telephone - Integrated	1.17
Transport - Services	0.96
Wireless Equipment	0.22
Total Securities Sold, Not Yet Purchased	49.21%

The accompanying notes are an integral part of these financial statements.

17

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount (USD)	Maturity Date*		March 31, 2024 Unrealized Appreciation / Depreciation***

	Swap Contracts—2.90%
	Total Return Swap Contracts - Appreciation—5.14%
	Japan—0.20%
	Audio / Video Products—0.19%
$(34,392,870)	3/4/2026	Sharp Corp	$15,685,653
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Sharp Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Office Automation & Equipment—0.01%
(2,280,075)	3/4/2026	Konica Minolta Inc	935,912
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Konica Minolta Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Japan		$16,621,565

	Spain—0.12%
	Building - Heavy Construction—0.12%
25,141,362	2/26/2027	Cellnex Telecom SA	10,118,816
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Cellnex Telecom SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.
	Total Spain		$10,118,816

	Sweden—0.00%
	Auto - Cars / Light Trucks—0.00%
(6,876,900)	12/11/2026	Volvo Car AB, Class B	444,584
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Volvo Car AB, Class B in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Sweden		$444,584

	United Kingdom—0.07%
	Cosmetics & Toiletries—0.03%
(48,704,495)	2/26/2027	Unilever PLC	2,632,537
		Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Unilever PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.35%**.

The accompanying notes are an integral part of these financial statements.

18

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		March 31, 2024 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	United Kingdom (continued)
	Food - Retail—0.04%
$(9,994,353)	12/11/2026	Marks & Spencer Group PLC	$3,682,927
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.
	Total United Kingdom		$6,315,464

	United States— 4.75%
	Private Equity—0.98%
118,636,287	3/4/2025	Carlyle Group Inc	82,473,662
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Carlyle Group Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.
	Web Portals / ISP—3.77%
227,672,298	3/4/2025	Alphabet Inc, Class A	318,367,721
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Alphabet Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.
	Total United States		$400,841,383

	Total Return Swap Contracts - Appreciation ****		$434,341,812

	Total Return Swap Contracts - Depreciation—2.24%
	Australia—0.06%
	Commercial Banks Non-US—0.06%
(27,541,389)	12/23/2024	Commonwealth Bank of Australia	5,135,000
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Commonwealth Bank of Australia in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Australia		$5,135,000

The accompanying notes are an integral part of these financial statements.

19

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		March 31, 2024 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation (continued)
	Brazil—0.03%
	Finance - Other Services—0.03%
$65,511,223	1/30/2026	B3 SA - Brasil Bolsa Balcao	$2,942,590
		Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of B3 SA - Brasil Bolsa Balcao in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.00%**.
	Total Brazil		$2,942,590

	China—0.59%
	Applications Software—0.59%
57,140,236	7/11/2024	Glodon Co Ltd, Class A	50,090,983
		Agreement with Morgan Stanley, dated 07/10/2020 to receive the total return of the shares of Glodon Co Ltd, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.85%**.
	Total China		$50,090,983

	Japan—1.30%
	Office Automation & Equipment—0.15%
(58,005,193)	3/4/2026	Canon Inc	10,941,968
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Canon Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
(27,510,298)	3/4/2026	Ricoh Company Ltd	1,771,486
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Company Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
			12,713,454
	Semiconductor Equipment—1.15%
(98,835,782)	3/4/2026	Advantest Corp	32,755,191
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Advantest Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

The accompanying notes are an integral part of these financial statements.

20

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		March 31, 2024 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation (continued)
	Japan (continued)
	Semiconductor Equipment (continued)
$(82,736,951)	3/4/2026	Tokyo Electron Ltd	$63,901,425
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Tokyo Electron Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
			96,656,616
	Total Japan		$109,370,070

	Taiwan—0.20%
	Electronic Components - Miscellaneous—0.00%
(7,550,957)	3/4/2026	AUO Corp.	167,519
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AUO Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.88%**.
	Power Conversion / Supply Equipment—0.07%
54,025,691	3/4/2026	Delta Electronics Inc	5,738,971
		Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Delta Electronics Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.25%**.
	Semiconductor Components - Integrated Circuits—0.13%
(27,811,544)	3/4/2026	Novatek Microelectronics Corp	10,668,373
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Novatek Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.90%**.
(2,963,388)	3/4/2026	United Microelectronics Corp	47,496
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of United Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.88%**.
			10,715,869
	Total Taiwan		$16,622,359

The accompanying notes are an integral part of these financial statements.

21

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		March 31, 2024 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation (continued)
	United Kingdom—0.06%
	Building - Maintenance & Service—0.05%
$13,704,691	12/11/2026	Rentokil Initial PLC	$3,923,701
		Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of Rentokil Initial PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.
	Retail - Apparel / Shoe—0.01%
(11,019,566)	12/11/2026	Next PLC	1,244,724
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Next PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.
	Total United Kingdom		$5,168,425
	Total Return Swap Contracts - Depreciation*****		$189,329,427
	Total Swap Contracts, net		$245,012,385

*	Per the terms of the executed swap agreement, no periodic payments are made. A single payment is made upon the maturity of the Total Return Swap Contracts.
**	The financing rate is made up of the Daily Fed Funds Effective Rate plus a variable rate. The Daily Fed Funds Effective Rate is the weighted average interest rate at which depository institutions (banks and credit unions) trade federal funds (balances held at Federal Reserve Banks) with each other overnight. The variable rate indicated is as of March 31, 2024.
***	The value of the Total Return Swap Contracts is the same as the unrealized appreciation/depreciation. For this reason the value has not been broken out separately. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts transactions.
****	Includes all Total Return Swap Contracts in an appreciated position. The unrealized appreciation of these contracts is included as part of Net unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.
*****	Includes all Total Return Swap Contracts in a depreciated position. The unrealized depreciation amounts of these contracts is included as part of Net unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

22

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Swap Contracts - By Industry	March 31, 2024 Percentage of Net Assets (%)
Applications Software	(0.59)
Audio / Video Products	0.19
Auto - Cars / Light Trucks	0.00
Building - Heavy Construction	0.12
Building - Maintenance & Service	(0.05)
Commercial Banks Non-US	(0.06)
Cosmetics & Toiletries	0.03
Electronic Components - Miscellaneous	0.00
Finance - Other Services	(0.03)
Food - Retail	0.04
Swap Contracts - By Industry	March 31, 2024 Percentage of Net Assets (%)
Office Automation & Equipment	(0.14)
Power Conversion / Supply Equipment	(0.07)
Private Equity	0.98
Retail - Apparel / Shoes	(0.01)
Semiconductor Components - Integrated Circuits	(0.13)
Semiconductor Equipment	(1.15)
Web Portals / ISP	3.77
Total Swap Contracts	2.90%

The accompanying notes are an integral part of these financial statements.

23

ACAP STRATEGIC FUND

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended March 31, 2024
Investment Income
Interest	$67,245,000
Dividends (net of foreign withholding tax of $1,251,436)	27,826,764
Other	7,346
Total investment income	95,079,110
Expenses
Management fees	57,607,737
Stock loan fees	40,580,414
Dividends on securities sold, not yet purchased	38,520,513
Distribution and shareholder servicing fees - Class A Shares	23,580,539
Administration fees	1,586,695
Custody fees	998,214
Transfer agent fees	914,752
Interest expense	652,447
Professional fees	351,011
Insurance expense	102,831
Trustees’ fees	62,500
Registration fees	25,070
Miscellaneous expense	1,365,084
Total expenses	166,347,807
Net investment loss	(71,268,697)
Net realized gain/(loss) and net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, written options, purchased options and total return swap contracts
Net realized gain/(loss) from investment activities, foreign currency transactions, written options, purchased options and total return swap contracts
Investment securities of unaffiliated issuers	607,796,453
Purchased options	424,089,446
Securities sold, not yet purchased	(225,822,842)
Written options	16,298
Total return swap contracts	(197,467,477)
Foreign currency transactions	394,549
Net realized gain/(loss) from investment activities, foreign currency transactions, written options, purchased options and total return swap contracts	609,006,427
Net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, written options, purchased options and total return swap contracts
Investment securities of unaffiliated issuers	1,516,670,325
Purchased options	160,262,710
Securities sold, not yet purchased	(132,154,045)
Total return swap contracts	100,509,760
Foreign currency transactions	94,249
Net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, written options, purchased options and total return swap contracts	1,645,382,999
Net realized gain/(loss) and net change in unrealized appreciation/ depreciation from investment activities, foreign currency transactions, written options, purchased options and total return swap contracts	2,254,389,426
Net increase in net assets resulting from operations	$2,183,120,729

The accompanying notes are an integral part of these financial statements.

24

ACAP STRATEGIC FUND

STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
From operations:
Net investment loss	$(71,268,697)	$(177,104,122)
Net realized gain/(loss) from investment activities, foreign currency transactions, written options, purchased options and total return swap contracts	609,006,427	(478,329,456)
Net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, written options, purchased options and total return swap contracts	1,645,382,999	1,566,384,096
Net increase/(decrease) in net assets resulting from operations	2,183,120,729	910,950,518

From transactions in shares:
Proceeds from sales of shares
Class A	66,254,451	180,487,587
Class W	21,283,886	76,883,732
Total proceeds from sale of shares	87,538,337	257,371,319
Payment for shares repurchased
Class A	(471,028,328)	(698,327,904)
Class W	(148,066,186)	(501,001,210)
Total payment for shares repurchased	(619,094,514)	(1,199,329,114)
Exchange of shares
Class A	3,298,370	(4,099,800)
Class W	(3,298,370)	4,099,800
Total exchange of shares	—	—
Net increase/(decrease) in net assets from transactions in shares	(531,556,177)	(941,957,795)
Net increase/(decrease) in net assets	1,651,564,552	(31,007,277)
Net assets at beginning of period	6,792,945,276	6,823,952,553
Net assets at end of period	$8,444,509,828	$6,792,945,276

The accompanying notes are an integral part of these financial statements.

25

ACAP STRATEGIC FUND

STATEMENT OF CASH FLOWS (Unaudited)

For the Six Months Ended March 31, 2024
Cash flows from operating activities
Net increase in net assets resulting from operations	$2,183,120,729
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investment securities	6,891,902,034
Purchases of long-term investment securities	(5,797,952,011)
Proceeds from long-term securities sold short, not yet purchased	7,979,549,861
Cover of long-term securities sold short, not yet purchased	(7,244,853,825)
Proceeds from sales of short-term investment securities	570,574,991
Purchases of short-term investment securities	(433,061,407)
Proceeds from sales of short-term purchased options	5,259,376,201
Purchases of short-term purchased options	(4,818,574,039)
Cover of short-term written options	16,298
Proceeds from swap contracts	(197,467,477)
Net realized (gain)/loss from investment activities, foreign currency transactions, written options, purchased options and total return swaps	(609,006,427)
Net change in unrealized (appreciation)/depreciation from investment activities, foreign currency transactions, written options, purchased options and total return swaps	(1,645,382,999)
Changes in assets and liabilities related to operations:
Increase in receivable for investment securities sold	(89,923,915)
Increase in deposits at brokers for securities sold, not yet purchased	(1,852,986,337)
Increase in cash collateral received for total return swap contracts	(95,476,770)
Increase in interest receivable	(8,831,771)
Increase in dividends receivable	(1,020,865)
Increase in other assets	(174,954)
Increase in variation margin receivable	(4,982,846)
Increase in payable for investment securities purchased	38,491,080
Increase in due to brokers	106,575,034
Increase in management fees payable	2,185,440
Increase in stock loan fee payable	829,240
Increase in dividends payable on securities sold, not yet purchased	2,312,441
Increase in distribution and shareholder servicing fees payable	927,665
Increase in administration fees payable	28,970
Decrease in professional fees payable	(136,640)
Decrease in variation margin payable	(50,144)
Increase in due to custodian	17,870,331
Decrease in miscellaneous expenses payable	(593,518)
Net cash provided by operating activities	253,284,370

The accompanying notes are an integral part of these financial statements.

26

ACAP STRATEGIC FUND

STATEMENT OF CASH FLOWS (Unaudited) (concluded)

For the Six Months Ended March 31, 2024
Cash flows from financing activities
Net proceeds from sale of shares	87,538,337
Payment for shares repurchased, including the change in payable for shares repurchased	(558,398,580)
Net cash used in financing activities	(470,860,243)
Effect of exchange rate on cash	488,797
Net change in cash and cash equivalents and restricted cash	(217,087,076)
Cash and cash equivalents and restricted cash at beginning of period	281,753,148
Cash and cash equivalents and restricted cash at end of period	$64,666,072
Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest	$644,402

The accompanying notes are an integral part of these financial statements.

27

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2024 (Unaudited)

1. Organization

ACAP Strategic Fund (the “Fund”) was organized as a Delaware statutory trust in June 2009. The Fund commenced operations on March 1, 2010. The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as a closed-end management investment company and operates as a diversified company. The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, offers to repurchase between 5% – 25% of its outstanding shares at their net asset value as of or prior to the end of each fiscal quarter. SilverBay Capital Management LLC serves as the investment adviser of the Fund (the “Adviser”). The Adviser is controlled by its sole member, Alkeon Capital Management, LLC (“Alkeon”). Each of the Adviser and Alkeon are registered with the SEC as an investment adviser. The Adviser also serves as the Fund’s “valuation designee” pursuant to Rule 2a-5 under the 1940 Act.

The Fund’s investment objective is to achieve maximum capital appreciation. The Fund pursues this objective by investing its assets primarily in publicly-traded equity securities of U.S. and foreign companies that the Adviser believes are well positioned to benefit from demand for their products or services, including companies that can innovate or grow rapidly relative to their peers in their markets. The Fund also pursues its objective by effecting short sales of securities when the Adviser believes that the market price of a security is above its estimated intrinsic or fundamental value. The Fund may also borrow money for investment purposes (leverage). The use of short sales and leverage are speculative investment practices and involve a high degree of risk.

The Fund is authorized to issue an unlimited number of shares of beneficial interest (“Shares”), $0.001 par value. The minimum initial investment in the Fund by an investor is $50,000. Minimum subsequent investments must be at least $5,000 (including a sales load, if applicable). Investors may be charged a sales load up to a maximum of 3% on the amount they invest in Class A Shares. The specific amount of the sales load is not fixed and will be determined by the investor and its broker, dealer or other financial intermediary. Shares may only be purchased through, and with funds drawn on, an investor’s brokerage account with brokers or dealers retained by Breakwater Group Distribution Services, LLC (the “Underwriter”) to act as selling agents to assist in the distribution of Shares (“Selling Agents”). Class A Shares are subject to distribution and shareholder servicing fees and Selling Agents who do not charge a front end load may charge their clients transaction fees or other transaction charges in such amounts as they may determine (which may be higher or lower, in the aggregate, than a front end load). Unlike Class A Shares, Class W Shares are not subject to any sales load or distribution and shareholder servicing fees. Class W Shares may be purchased through, and with funds drawn on, an investor’s “wrap-fee” account with a registered broker dealer or registered investment adviser retained by the Underwriter or the Adviser, as applicable, and whose financial advisor recommends their investment in the Fund. Shares of the Fund may be purchased only by investors who certify to the Fund or its agents that they have a net worth of more than $2,200,000 (excluding the value of the primary residence of such person and any debt secured by such property up to its current market value) or otherwise satisfy the definition of a “qualified client” under the Investment Advisers Act of 1940. Under certain circumstances (including where a Class A shareholder may be eligible to invest in Class W Shares), and only as authorized by the Underwriter or the Fund, Class A Shares may be exchanged for Class W Shares. Any such exchange would generally not be a taxable event for U.S. federal income tax purposes. If shares are exchanged, such transactions shall not be considered a repurchase from the Fund triggering a Fiscal Period (as defined below) end for purpose of calculation of the Incentive Fee (as defined below). As an interval fund, the Fund has adopted a fundamental policy to offer to repurchase at least 5% of its outstanding Shares at their net asset value at regular intervals. Currently, the Fund intends to offer to repurchase 25% of its outstanding Shares as of or prior to the end of each fiscal quarter. However, repurchase offers in excess of 5% of the Fund’s outstanding Shares for any particular fiscal quarter are entirely within the discretion of the Board of Trustees of the Fund (the “Board”) and, as a result, there can be no assurance that the Fund will make repurchase offers for amounts in excess of 5% of the outstanding Shares for any particular fiscal quarter.

Shares of the Fund are offered for purchase on a monthly basis in a continuous offering at their net asset value per share. Shares will be issued at the net asset value per share next computed after acceptance of an order to purchase shares. Purchase orders for shares sold in connection with a monthly offering must be received prior to the close of business on the day of the month specified by the Underwriter (typically the last business day of the month).

28

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2024 (Unaudited) (continued)

1. Organization (continued)

Purchase orders received in proper form will be accepted by the Fund and deposited monies will be invested in the Fund (net of the sales load, if applicable) as of the first business day of the next month following submission of an investor’s purchase order. The Fund reserves the right to suspend or terminate the offering of shares at any time.

The Board has overall responsibility for the management and supervision of the operations of the Fund. The Board has delegated responsibility for management of the Fund’s day-to-day operations to the Adviser. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The persons comprising the Board (the “Trustees”) are not required to invest in the Fund or to own Shares. A majority of the Trustees are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”). The Independent Trustees perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “Authoritative Guidance”) requires the Adviser to make estimates and assumptions in determining the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Adviser believes that the estimates utilized in preparing the Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

Net increase in net assets resulting from operations, as presented in the Statement of Operations, with the exception of the distribution and shareholder servicing fee, is allocated pro rata between Class A and Class W Shares based on the net asset value of each share class as compared to the Fund’s net asset value overall on a monthly basis. The distribution and shareholder servicing fee is allocated only to Class A Shares.

The Fund qualifies as an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services—Investment Companies and, therefore, is applying the specialized accounting and reporting guidance therein.

The following is a summary of the significant accounting policies of the Fund:

a. Revenue Recognition

Securities transactions, including related revenue and expenses, are recorded on a trade date basis. The Fund employs the specific identification method of inventory accounting. Dividends are recorded on the ex-dividend date, net of foreign withholding tax, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income and expense are recorded on the accrual basis. Dividends on securities sold, not yet purchased are an expense to the Fund. Such amounts are recorded on the ex-dividend date as Dividends on securities sold, not yet purchased on the Statement of Operations. The Fund amortizes premium and accretes discount on bonds using the effective yield method.

b. Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the New York Stock Exchange in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Board.

29

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2024 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

Domestic and foreign exchange-traded equity securities (including listed warrants) traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their official closing price as reported on their primary exchange.

Domestic non-exchange traded equity securities are valued at their last reported price.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above, as well as dividends on the reference equity security and accrued swap interest since the day of opening the position.

Fixed income, including convertible bonds, is generally valued using an evaluated bid price provided by an independent pricing agent. Evaluated bid prices provided by the pricing agent may be determined without exclusive reliance on quoted bid prices and may reflect factors such as relative credit information, observed market movements, sector news, maturity, reported trade frequencies and other market data. Money market instruments with a remaining maturity of 60 days or less may be valued at amortized cost (purchase price or last valuation, as applicable, adjusted for accretion of discount or amortization of premium) unless the Adviser believes another valuation is more appropriate.

Options traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their last reported bid price as reported on such exchange(s). Non-exchange traded options and currency options are valued using a combination of observable inputs and models.

Forward contracts are traded on the over-the-counter market. Forward contracts are valued using observable inputs, such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts.

When market quotations are not readily available, if a market quotation is “stale”, or when the valuation methods mentioned above are not reflective of the fair value of an asset or a liability, fair value will be determined in good faith based on observable and unobservable inputs relevant to the valuation of the asset under the oversight of the Board (“Fair Value Determination”).

The Adviser monitors the continuing appropriateness of the valuation methodology being used for each security and other investment.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be subject to Fair Value Determination taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board. For the six months ended March 31, 2024, no portfolio securities or liabilities were subject to Fair Value Determination.

The Fund follows ASC Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) for fair value measurement. ASC Topic 820 establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs

30

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2024 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

by requiring that the most observable inputs be used when available. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Over-the-counter financial derivative instruments, such as forward contracts and total return swaps, derive their values from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivative contracts that use valuation techniques and observable inputs as described above and in further detail below and have an appropriate level of market activity are categorized within Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased and the Schedule of Swap Contracts.

The following table summarizes the fair value of assets and liabilities by the ASC Topic 820 fair value hierarchy levels as of March 31, 2024.

	Level 1	Level 2	Level 3	Balance March 31, 2024
Assets
Investment Securities
Common Stocks	$8,772,482,118	$—	$—	$8,772,482,118
Short-Term Securities	360,795,198	—	—	360,795,198
Purchased Options	1,064,584,764	5,402,296	—	1,069,987,060
Net Unrealized Appreciation on Total Return Swap Contracts	—	245,012,385	—	245,012,385
Total Assets	$10,197,862,080	$250,414,681	$—	$10,448,276,761

Liabilities
Securities Sold, Not Yet Purchased Common Stocks	$4,155,483,735	$—	$—	$4,155,483,735
Total Liabilities	$4,155,483,735	$—	$—	$4,155,483,735
31

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2024 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

c. Cash and Cash Equivalents

The Fund considers all financial instruments that mature within three months of the date of purchase as cash equivalents. At March 31, 2024 the Fund held $64,639,534 in cash equivalents in a BNY Mellon overnight interest-bearing account, $4,789 in U.S. Dollars and $21,749 in foreign currency cash balances. These amounts are presented in the Statement of Assets and Liabilities as cash and cash equivalents. Money market accounts are not subject to federally insured bank deposit limits.

The Fund maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

As further discussed in Note 2.f., as of March 31, 2024 the Fund has additional cash and cash equivalents on deposit with brokers primarily to satisfy margin and short sale requirements.

d. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with Authoritative Guidance. To the extent these differences are permanent, such amounts are reclassified within the capital account based on their federal tax basis treatment; temporary differences do not require such reclassification.

e. Income Taxes

Each year the Fund intends to operate in a manner to qualify as, and has elected to be treated as, a regulated investment company under subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Also, the Fund intends to distribute each year substantially all of its net investment company taxable income and net realized capital gains, if any, to shareholders and therefore not be required to pay federal income taxes. Accordingly, no provision for federal income or excise tax is required.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received.

f. Due to/from Brokers and Custodian

Due to/from brokers consists of U.S. dollar and foreign currency cash balances held at the Fund’s prime brokers (Morgan Stanley & Co., Inc., Merrill Lynch Professional Clearing Corp. and Goldman Sachs & Co. LLC). The Fund is charged interest on cash it borrows at agreed upon rates with its prime brokers. The amount due from brokers primarily represents receivables for funds held by the broker which result from cash proceeds from the unwinding of swap positions and other trades. It is the Fund’s policy to monitor the credit standing of the broker and other financial institutions with which it conducts business. Due to custodian consists of debit cash balances generated through trading activities held at the Fund’s custodian, The Bank of New York Mellon (the “Custodian”). All amounts due to brokers and custodians will be paid within one year.

Due to brokers also includes the obligation to return cash collateral received from a counterparty due to the appreciation in the fair market value of the fund’s swap instruments, as further discussed in Note 2.g.

32

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2024 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

g. Cash Collateral Received for Total Return Swap Contracts and Variation Margin Receivable/Payable

Cash is paid/received periodically (subject to certain thresholds) to/from the counterparty due to the appreciation or depreciation in the fair market values of the Fund’s swap instruments. Settled payments are recorded as Cash Collateral Received for total return swap contracts in the Statement of Assets and Liabilities. Variation Margin Receivable/Payable represents the amount of such payments due from/to counterparty which have not been settled in the Statement of Assets and Liabilities. As of March 31, 2024, the amount of such cash collateral received was $240,029,539 and the amount of Variation Margin Receivable was $4,982,846 as presented in the Statement of Assets and Liabilities. See also Note 12 below.

h. Receivable for Investment Securities Sold and Payable for Investment Securities Purchased

Receivable for investment securities sold and Payable for investment securities purchased represents trades that occurred prior to the end of the Fiscal Period but have not settled as of the end of the Fiscal Period (as defined below). These amounts are presented in the Statement of Assets and Liabilities.

It’s the Fund’s policy to monitor the credit risk of the brokers with which it conducts business.

3. Management Fee

In consideration of management services provided by the Adviser and for services provided by the Adviser or an affiliate for certain administrative services, the Fund pays the Adviser a monthly management fee computed at the annual rate of 1.50% of the Fund’s average daily net assets (the “Management Fee”), which is due and payable in arrears within five business days after the end of each month. This fee is accrued daily as an expense to be paid out of the Fund’s assets and has the effect of reducing the net asset value of the Fund. For the six months ended March 31, 2024, Management Fees totaled $57,607,737, included in the Statement of Operations, of which $11,186,608 remained payable to the Adviser at the end of the reporting period and is included on the Statement of Assets and Liabilities.

4. Incentive Fee

Also in consideration for the management services provided by the Adviser, the Fund pays the Adviser a performance-based incentive fee (the “Incentive Fee”). The Incentive Fee is determined as of the end of the fiscal year in an amount equal to 20% of the amount by which the Fund’s net profits for all Fiscal Periods (defined below) exceed the balance of the loss carryforward account (described below), without duplication for any Incentive Fees paid during such fiscal year. The Fund also pays the Adviser the Incentive Fee in the event a Fiscal Period is triggered in connection with a Share repurchase offer by the Fund.

For purposes of calculating the Incentive Fee, net profits means the amount by which: (a) the net assets of the Fund as of the end of a Fiscal Period, increased by the dollar amount of Shares repurchased during the Fiscal Period (excluding Shares to be repurchased as of the last day of the Fiscal Period after determination of the Incentive Fee) and by the amount of dividends and other distributions paid to shareholders during the Fiscal Period and not reinvested in additional Shares (excluding any dividends and other distributions to be paid as of the last day of the Fiscal Period), exceeds (b) the net assets of the Fund as of the beginning of the Fiscal Period, increased by the dollar amount of Shares issued during the Fiscal Period (excluding any Shares issued in connection with the reinvestment of dividends and other distributions paid by the Fund).

Net assets means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund, determined in accordance with the valuation and accounting policies and procedures of the Fund.

33

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2024 (Unaudited) (continued)

4. Incentive Fee (continued)

“Fiscal Period” means each period ending on the Fund’s fiscal year-end (or such other period ending on the Fund’s fiscal year-end in the event the Fund’s fiscal year is changed), provided that whenever the Fund conducts a Share repurchase offer, the period of time from the last Fiscal Period-end through the effective date of the repurchase offer also constitutes a Fiscal Period for purposes of calculating the Incentive Fee due (if any) on Shares being tendered for repurchase.

The Incentive Fee is payable for a Fiscal Period only if there is no positive balance in the Fund’s loss carryforward account. The loss carryforward account is an account that is credited as of the end of each Fiscal Period with the amount of any net loss of the Fund for that Fiscal Period and will be debited (but not below zero) with the amount of any net profits of the Fund for that Fiscal Period. This is sometimes known as a “high water mark.” The loss carryforward account is also reduced by: (i) the payment by the Fund of any dividend or other distribution to Shareholders (unless the full amount thereof is reinvested in Shares of the Fund); and (ii) any repurchase by the Fund of its Shares.

For the six months ended March 31, 2024, there were no accrued Incentive Fees.

5. Distribution and Shareholder Servicing Fees

The Board has approved, and the Fund has adopted, a distribution and service plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and the related servicing of shareholders. Under the plan, Class A Shares of the Fund are subject to ongoing distribution and shareholder servicing fees to compensate Selling Agents for selling Shares of the Fund, marketing the Fund and providing, or arranging for the provision of, ongoing investor services and account maintenance services to investors in the Fund. These fees are accrued daily and paid monthly in an amount not to exceed, in the aggregate, 0.75% (on an annualized basis) of the net asset value of the Class A Shares of the Fund (the “Distribution and Shareholder Servicing Fees”). Distribution and Shareholder Servicing Fees are accrued daily as an expense of the Fund. Class W Shares of the Fund are not subject to the Distribution and Shareholder Servicing Fees.

For the six months ended March 31, 2024, Distribution and Shareholder Servicing Fees amounted to $23,580,539 and is included in the Statement of Operations. At March 31, 2024, $4,580,623 remained payable as distribution and shareholder servicing fees as presented in the Statement of Assets and Liabilities.

6. Administration Fee, Related Party Transactions and Other

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the Fund’s administrator and provides various administration, fund accounting, investor accounting and taxation services to the Fund. BNY Mellon also provides transfer agency services to the Fund and is paid a minimum of $20,000 per annum for such services. In consideration of the administration and accounting services, the Fund pays BNY Mellon a monthly asset-based fee that includes the regulatory administration fee, which is not anticipated to exceed .08% of the Fund’s average net assets. The Fund also reimburses BNY Mellon for certain out-of-pocket expenses. For the six months ended March 31, 2024, administration fees amounted to $1,586,695, as presented in the Statement of Operations. At March 31, 2024, $837,697 of administration fees remained payable, as presented in the Statement of Assets and Liabilities, representing three months’ worth of such fees. Morgan Stanley Fund Services USA LLC (“MSFS”) also provides certain additional reporting (non-distribution) services to the Fund. In consideration for such services, the Fund pays MSFS an amount not anticipated to exceed .01% of the Fund’s average net assets per year.

34

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2024 (Unaudited) (continued)

6. Administration Fee, Related Party Transactions and Other (continued)

The Custodian serves as the primary custodian of the Fund’s assets, and may maintain custody of the Fund’s assets with domestic and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies) approved by the Board in accordance with the requirements set forth in Section 17(f) of the 1940 Act and the rules adopted thereunder. Assets of the Fund are not held by the Adviser or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of a custodian.

The Fund’s distributor is Breakwater Group Distribution Services LLC (“Breakwater”). Alkeon, the sole member of the Adviser, is the non-managing member of Breakwater, a broker-dealer that employs certain of Alkeon’s employees. Breakwater, an underwriter under the federal securities laws, serves as Underwriter of the Fund’s Shares on a best efforts basis. Pursuant to the terms of the Underwriter’s distribution agreement with the Fund, the Underwriter may retain Selling Agents to assist in the distribution of Shares. As described in Note 5 above and in the Fund’s prospectus, Distribution and Shareholder Servicing Fees are used to compensate Selling Agents and are generally not retained by Breakwater.

Each Independent Trustee receives an annual retainer of $67,500 plus reimbursement of reasonable out of pocket expenses. Trustees who are “interested persons” do not receive any annual or other fee from the Fund. Trustees who are “interested persons” are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred in performing their duties. The Officers of the Fund serve without compensation.

7. Indemnifications and Financial Guarantees

The Fund has entered into several contracts that contain routine indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has had no claims or payments pursuant to these or prior agreements, and the Fund believes the likelihood of a claim being made is remote. Other than the foregoing, the Fund has no other commitments or contingencies.

8. Securities Transactions

Aggregate purchases and sales of investment securities, excluding short-term investment securities, for the six months ended March 31, 2024 amounted to $5,797,952,011 and $6,891,902,034, respectively. Aggregate proceeds received and paid for securities sold, not yet purchased for the six months ended March 31, 2024 amounted to $7,979,549,861 and $7,244,853,825, respectively. For the six months ended March 31, 2024, there were no transactions of government securities.

9. Borrowings

The Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for liquidity purposes. Borrowings by the Fund (which do not include securities sold, not yet purchased and derivative transactions), subject to limitations of the 1940 Act, will not exceed 33⅓ percent of the Fund’s total assets. Purchasing equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying (typically lower) percentages with respect to transactions in foreign markets. Borrowing for investment purposes (a practice known as “leverage”) is a speculative investment practice and involves certain risks.

Although leverage can increase investment returns if the Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of those funds, the use of leverage will decrease investment returns if the Fund fails to earn as much on investments purchased with borrowed funds as it pays for the use of those funds. The use of leverage will therefore magnify the impact of changes in the value of investments held by the Fund on the Fund’s net asset value and thus can increase the volatility of the Fund’s net asset value per Share. The Fund’s investment program makes frequent use of leverage.

For the six months ended March 31, 2024, the average daily amount of such borrowings was $59,281,801 and the daily weighted average annualized interest rate was 1.92%. At March 31, 2024, the total amount of such borrowings was $6,066,467, presented as part of due to brokers in the Statement of Assets and Liabilities.

35

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2024 (Unaudited) (continued)

10. Transactions in Shares

Transactions in Shares were as follows:

	For the Six Months Ended March 31, 2024 Shares		For the Year Ended September 30, 2023 Shares
	Class A	Class W	Class A	Class W
Shares at the beginning of the period	342,089,425	102,705,668	376,625,711	138,889,663
Shares sold	3,667,779	1,568,007	11,374,098	6,689,829
Shares repurchased	(24,078,611)	(10,219,049)	(45,658,419)	(43,212,016)
Shares exchanged *	149,077	(198,323)	(251,965)	338,192
Net increase (decrease)	(20,261,755)	(8,849,365)	(34,536,286)	(36,183,995)
Shares at the end of the period	321,827,670	93,856,303	342,089,425	102,705,668

*	For the six months ended March 31, 2024 and year ended September 30, 2023, $3,298,370 and $4,099,800 represent the value of Class A and W Shares exchanged, in the aggregate, respectively. Different Share amounts are due to different net asset values between the Share classes.

As of March 31, 2024, the Adviser and its affiliates own 12,487.735 Class A Shares of the Fund.

11. Principal and Non-Principal Fund Investment Practices and Their Risks

Although the Fund’s principal investment strategy is to invest primarily in publicly traded equity securities of U.S. and foreign companies, the Fund may invest its assets in other types of securities and in other asset classes when, in the judgment of the Adviser (subject to any policies established by the Board), such investments present opportunities for the Fund to achieve maximum capital appreciation, taking into account the availability of equity investment opportunities, market conditions, the relative risk/reward analysis of other investments compared to equity securities, and such other considerations as the Adviser deems appropriate.

The Fund may effect short sales of securities when the Adviser believes that the market price of a security is above its estimated intrinsic or fundamental value. For example, the Fund may “short” a security of a company if the Adviser believes the security is over-valued in relation to the issuer’s prospects for earnings growth. In addition, the Fund may attempt to limit exposure to a possible market decline in the value of its portfolio securities through short sales of securities that the Adviser believes possess volatility characteristics similar to those being hedged. At times, the Fund may be exposed significantly to short positions and, as a result, the dollar value of short positions in the portfolio could exceed the dollar value of long positions.

To effect a short sale, the Fund will borrow a security from a brokerage firm to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. Thus, short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Positions in stocks sold short are more risky than long positions (purchases) in stocks because the maximum loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, where in the case of a short sale, there is no limit on the loss that may be incurred. The Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as Dividends on securities sold, not yet purchased on the Statement of Operations. In accordance with the terms of its prime brokerage agreement, the Funds may be charged a fee on borrowed securities. Such fees are calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The fees are presented as Stock loan fees on the Statement of Operations. There is a risk that the borrowed securities would need to be returned to the brokerage firm on short notice. If a request for return of securities occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur, and the Fund might be compelled, at the most disadvantageous time, to replace

36

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2024 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

borrowed securities previously sold short with purchases on the open market, possibly at prices significantly in excess of the price at which the securities were sold short. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. Short selling may exaggerate the volatility of the Fund’s investment portfolio. Short selling may also produce higher than normal portfolio turnover and may result in increased transaction costs to the Fund. In addition, the Fund, as a result of certain short sale transactions, may recognize short term capital gain.

The Fund’s short sales have the effect of leveraging the Fund’s assets. The Fund may also generate leverage through engaging in securities lending. The Fund’s use of total return swaps can also expose the Fund to leveraged investment exposure. During periods of volatility, regulators may impose certain restrictions or disclosure requirements on short sales. The levels of restriction and disclosure may vary across different jurisdictions. Such restrictions and disclosure requirements may make it difficult for the Adviser to express its negative views in relation to certain securities, companies or sectors, which may have an adverse effect on the Fund’s ability to implement its investment strategy.

Authoritative guidance on disclosures about derivative instruments and hedging activities requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The realized gain/(loss) on swap contracts and foreign currency transactions is reflected on the Statement of Operations within these financial statements. The net change in unrealized appreciation/ depreciation on swap contracts is reflected on the Statement of Operations within these financial statements. The net change in unrealized appreciation/depreciation on foreign currency transactions is reflected on the Statement of Operations within these financial statements as a component of the net change in unrealized appreciation/ depreciation from investment activities and foreign currency transactions. Option contracts serve as components of the Fund’s investment strategies and are utilized to structure investments to enhance the performance of the Fund.

Foreign (Non-U.S.) Risk – Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors, including as a result of wars such as in the Ukraine and the Middle East.

a. Bonds and Other Fixed-Income Securities

The Fund may invest without limit in high quality fixed-income securities for temporary defensive purposes and to maintain liquidity. For these purposes, “fixed-income securities” are bonds, notes and debentures issued by corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“U.S. Government Securities”) or by a foreign government; municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit worthiness of the issuer and general market liquidity (i.e., market risk). The Fund may also invest in both investment grade and non-investment grade debt securities. Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization (“NRSRO”) in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by the Adviser to be of comparable quality.

The Fund may also invest in convertible bonds.

Non-investment grade debt securities (typically called “junk bonds”) are securities that have received a rating from an NRSRO of below investment grade or have been given no rating, and are considered by the NRSRO to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Non-investment

37

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2024 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

a. Bonds and Other Fixed-Income Securities (continued)

grade debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade debt securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities. The Fund does not expect to invest more than 15% of its net assets in non-convertible debt securities. The Fund’s investments in non-investment grade debt securities, if any, are not expected to exceed 5% of its net assets.

At March 31, 2024, the Fund held no positions of the above-mentioned investments.

b. Exchange Traded Funds and Other Similar Instruments

The Fund may purchase retail shares of exchange-traded funds (“ETFs”) that are registered under the 1940 Act and retail shares of similar investment vehicles that are not registered under the 1940 Act (together with the ETFs, “Traded Funds”) and effect short sales of these shares. Transactions in Traded Funds may be used in seeking maximum capital appreciation or for hedging purposes. Typically, a Traded Fund holds a portfolio of common stocks designed to track the performance of a particular index or a “basket” of stocks of companies within a particular industry sector or group. Traded Funds sell and redeem their shares at net asset value in large blocks (typically 50,000 shares) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day (i.e., retail shares).

Investments in Traded Funds involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the Traded Funds. In addition, a Traded Fund may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the Traded Fund and the index with respect to the weighting of securities or number of stocks held.

Because Traded Funds bear various fees and expenses, the Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions. The Adviser considers the expenses associated with an investment in determining whether to invest in a Traded Fund.

At March 31, 2024, the Fund held no positions of the above-mentioned investments.

c. Temporary Investments; U.S. Government Securities Risk

During periods of adverse market conditions in the equity securities markets, the Fund may deviate from its investment objective and invest all or a portion of its assets in high quality debt securities, money market instruments, or hold its assets in cash. Securities will be deemed to be of high quality if they are rated in the top four categories by an NRSRO or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high quality, short-term debt obligations (which generally have remaining maturities of one year or less), and may include: U.S. Government Securities; commercial paper; certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation (“FDIC”); and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act.

38

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2024 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

c. Temporary Investments; U.S. Government Securities Risk (continued)

The Fund may also invest in money market instruments or purchase shares of money market mutual funds pending investment of its assets in equity securities or non-money market debt securities, or to maintain such liquidity as may be necessary to effect repurchases of shares from shareholders or for other purposes.

It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it were not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s Share price or yield could fall. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government Securities owned by the Fund does not imply that the Fund’s Shares are guaranteed by the FDIC or any other government agency, or that the price of the Fund’s Shares will not continue to fluctuate.

At March 31, 2024, the fair value of the above-mentioned investments was $360,795,198 and is presented as part of investments in securities on the Statement of Assets and Liabilities.

d. Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated notional amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return of other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market.

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss generally consists of the net amount of payments that the Fund contractually is entitled to receive and/or the termination value at the end of the contract, which may be different than the amounts recorded on the Statement of Assets and Liabilities. Total return swaps are non-income producing instruments.

The Fund’s total return swap contract counterparty is Morgan Stanley & Co., Inc.

At March 31, 2024, the net amount of the fair value of the above-mentioned investments was $245,012,385 and is presented as net unrealized appreciation on total return swap contracts on the Statement of Assets and Liabilities.

39

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2024 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

e. Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of counterparty credit risk and leverage risk.

At March 31, 2024, the fair value of the above-mentioned investments was $1,064,584,764 and is presented as part of purchased options on the Statement of Assets and Liabilities.

f. Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

40

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2024 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

f. Foreign Currency Transactions (continued)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in the net change in unrealized appreciation/depreciation from investment activities and foreign currency transactions and in net realized gain/(loss) from investment activities on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Fund may enter into forward contracts for hedging and non-hedging purposes to pursue its investment objective. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Fund to “lock in” the U.S. dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligations under the forward contract.

At March 31, 2024, the Fund held no positions of the above-mentioned investments.

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

At March 31, 2024, the fair value of the currency options was $5,402,296 and is presented as part of purchased options on the Statement of Assets and Liabilities.

41

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2024 (Unaudited) (continued)

12. Balance Sheet Offsetting

In the normal course of business, the Fund enters into derivative transactions subject to enforceable master netting agreements. International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions and related collateral entered into by the Fund and its counterparties. The Fund has entered into ISDA Master Agreements with all of its counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of termination or default.

Events of termination include conditions that may entitle the Fund/counterparty to elect to terminate an agreement early and cause the settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate a contract early could be material to the financial statements.

In an event of default (i.e. the Fund/counterparty (a) fails to post collateral, (b) fails to comply with any restrictions or provisions, or (c) fails to comply with or perform any agreement or obligation), the counterparty/Fund has the right to set-off any amounts payable by the Fund/counterparty with respect to any obligations against any posted collateral or the cash equivalent of any posted collateral. Further, the counterparty/Fund has the right to liquidate, sell, pledge, re-hypothecate, or dispose of such posted collateral to satisfy any outstanding obligations.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options, and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund/counterparty. Generally, the amount of collateral due to/from a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from the counterparty’s non-performance.

The Fund has elected to offset eligible financial instruments in the Statement of Assets and Liabilities pursuant to the ISDA Master Agreements.

The Fund’s derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Fund’s NAV over a specified time period. If an event occurred at March 31, 2024 that triggered a contingent feature, the counterparty to the agreement may require the Fund to post additional collateral or terminate the derivative positions and demand payment. Any collateral already posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivative agreements with credit-risk related contingent features would be the total value of derivative instruments in a net liability position for the Fund as of March 31, 2024, as disclosed in the table below. The aggregate fair value of cash and securities posted as collateral as of March 31, 2024 was $359,890,075. If the credit-risk-related contingent features were triggered at the end of the reporting period, no additional collateral would be required to be posted.

At March 31, 2024, no event occurred that triggered a credit-risk-related contingent feature.

42

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2024 (Unaudited) (continued)

12. Balance Sheet Offsetting (continued)

Offsetting of Financial Assets and Derivative Assets

		Gross Amounts Offset in the	Net Amounts of Assets Presented	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amount of Recognized Assets	Statement of Assets and Liabilities	in the Statement of Assets and Liabilities	Financial Instruments	Cash or Securities Collateral Received (a)	Net Amount
Total return swap contracts	$434,341,812	$(189,329,427)	$245,012,385	$—	$245,012,385	$—
Purchased options	$1,069,987,060	$—	$1,069,987,060	$—	$—	$1,069,987,060

Offsetting of Financial Liabilities and Derivative Liabilities

		Gross Amounts Offset in the	Net Amounts of Liabilities Presented in	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amount of Recognized Liabilities	Statement of Assets and Liabilities	the Statement of Assets and Liabilities	Financial Instruments	Cash or Securities Collateral Pledged (a)	Net Amount
Total return swap contracts	$189,329,427	$(189,329,427)	$—	$—	$—	$—

(a)	As of March 31, 2024, the total amount of cash or securities collateral received/pledged is more than the amount reported due to over-collateralization. As of March 31, 2024 the amount of cash or securities collateral received from the counterparty is $240,029,539 and is included as part of cash collateral received for total return swap contracts in the Statement of Assets and Liabilities. The amount of cash or securities collateral pledged to the counterparty is $359,890,075. Securities collateral pledged to the counterparty is based off of notional exposure. The amount of collateral pledged to the counterparty is currently included in the Dreyfus Treasury Obligations Cash Management, Institutional investment, as noted within the Schedule of Investments.

The fair value of derivative instruments as of March 31, 2024 was as follows:

	Fair Value on the Statement of Assets and Liabilities
Asset derivatives not accounted for as hedging instruments	Equity Risk	Foreign Exchange Risk
Total return swap contracts (a)	$434,341,812	$—
Purchased options (b)	1,064,584,764	5,402,296
Total	$1,498,926,576	$5,402,296

	Fair Value on the Statement of Assets and Liabilities
Liability derivatives not accounted for as hedging instruments	Equity Risk	Foreign Exchange Risk
Total return swap contracts (a)	$189,329,427	$—
Total	$189,329,427	$—

(a)	Presented as part of net unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.
(b)	Presented as part of purchased options, at fair value in the Statement of Assets and Liabilities.
43

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2024 (Unaudited) (continued)

12. Balance Sheet Offsetting (continued)

Effect of derivative instruments trading activities for the six months ended March 31, 2024:

	Realized gain/(loss) recognized on the Statement of Operations
Derivatives not accounted for as hedging instruments	Equity Risk	Foreign Exchange Risk
Total return swap contracts (a)	$(197,467,477)	$—
Purchased options (b)	433,851,548	(9,762,102)
Written options (c)	16,298	—
Total	$236,400,369	$(9,762,102)

(a)	Presented as part of net realized gain/(loss) from total return swap contracts in the Statement of Operations.
(b)	Presented as part of net realized gain/(loss) from purchased options in the Statement of Operations.
(c)	Presented as part of net realized gain/(loss) from written options in the Statement of Operations.
	Net change in unrealized gain/(loss) recognized on the Statement of Operations
Derivatives not accounted for as hedging instruments	Equity Risk	Foreign Exchange Risk
Total return swap contracts (a)	$100,509,760	$—
Purchased options (b)	161,510,519	(1,247,809)
Total	$262,020,279	$(1,247,809)

(a)	Presented as part of net change in unrealized appreciation/depreciation from total return swap contracts in the Statement of Operations.
(b)	Presented as part of net change in unrealized appreciation/depreciation from purchased options in the Statement of Operations.

The average volume of derivative activities for the six months ended March 31, 2024 are as follows:

Derivatives not accounted for as hedging instruments	Derivative Volume
Total return swap contracts (a)	$182,322,869
Purchased options (b)	1,051,759,453

(a)	Average notional cost basis of the underlying securities within each total return swap contract at the end of each month of the Fiscal Period.
(b)	Average cost basis of the purchased options at the end of each month of the Fiscal Period.

13. Federal Tax Information

During the year ended September 30, 2023, taxable gain differs from net increase in net assets resulting from operations primarily due to: (1) unrealized gain/(loss) from investment activities and foreign currency transactions, as investment gains and losses are not included in taxable income until they are realized; (2) deferred wash sales losses and loss deferrals on unsettled short positions; (3) net deferral of qualified late year losses; (4) deferred straddle losses; and (5) net operating losses.

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. As of September 30, 2023, the Fund had $681,459,427 of capital loss carryovers available to offset possible future capital gains. Under federal tax law, capital loss realized after October 31, 2022

44

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2024 (Unaudited) (continued)

13. Federal Tax Information (continued)

and certain ordinary losses realized after December 31, 2022 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended September 30, 2023, the Fund incurred and elected to defer qualified late-year ordinary loss of $178,533,421 and post-October capital losses of $430,360,853.

As of September 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income:	$—
Undistributed long-term capital gains:	—
Accumulated realized capital and other losses:	(1,290,353,701)
Net unrealized appreciation/depreciation:	1,612,263,169
Total	$321,909,468

As of March 31, 2024, the aggregate unrealized appreciation/depreciation and the aggregate cost of investment securities for tax purposes, including purchased options were as follows:

Excess of value over tax cost gross appreciation	$3,707,181,732
Excess of tax cost over value gross depreciation	(739,222,733)
Net unrealized appreciation	$2,967,958,999

Cost of total investments for income tax purposes	$7,883,869,972

The authoritative guidance requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV. The permanent differences are primarily attributable to the write-off of net investment loss. For the year ended September 30, 2023, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:

Decrease Paid-in-Capital	Increase Undistributed Net Investment Income/(Loss)	Increase Accumulated Realized Gain/(Loss)
$(250,659,597)	$230,758,613	$19,900,984

During the year ended September 30, 2023, the Fund did not pay any distributions. During the year ended September 30, 2022, the tax character of the distributions paid by the Fund was $216,849,968 long-term capital gains.

ASC Topic 740 Accounting for Uncertainty in Income Taxes (“ASC Topic 740”) provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the Fund’s financial statements. ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management’s determinations regarding ASC Topic 740 may be subject to review and adjustment at a later date based upon factors including, but not limited to, an ongoing analysis of tax laws, regulations and interpretations thereof. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. In accordance with authoritative guidance, management has analyzed the Fund’s tax positions for the open tax years from 2019 through 2022, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the Fund did not record any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

45

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2024 (Unaudited) (continued)

13. Federal Tax Information (continued)

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date. At September 30, 2023, the Fund had no deferred tax liability.

14. Financial Highlights

The following table includes selected data for a share outstanding throughout the periods shown.

	Class A	Class A	Class A	Class A	Class A	Class A
	For the Six Months Ended March 31, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Net asset value per Share, beginning of period	$16.21	$14.22	$24.72	$25.49	$17.84	$17.06
Income from investment operations (a):
Net investment income/(loss)	(0.19)	(0.42)	(0.58)	(0.78)	(2.73)	(0.87)
Net realized and net change in unrealized gain/(loss) from investment activities, foreign currency transactions, forward contracts, purchased options and total return swaps	5.50	2.41	(9.52)	1.07	11.03	2.35
Total income/(loss) from investment operations	5.31	1.99	(10.10)	0.29	8.30	1.48
Distributions to shareholders:
Total distributions to shareholders	—	—	(0.40)	(1.06)	(0.65)	(0.70)
Net asset value per Share, end of period	$21.52	$16.21	$14.22	$24.72	$25.49	$17.84
Total return—gross (b) (c)	32.76%	13.99%	(41.51%)	0.95%	57.87%	11.93%
Total return—net (b) (c)	32.76%	13.99%	(41.51%)	0.92%	47.96%	9.60%
Ratios/supplemental data:
Net assets (dollars in thousands), end of period	6,927,042	5,546,690	5,356,661	9,471,744	7,195,574	3,410,060
Average net assets (dollars in thousands), end of period	6,287,616	5,707,615	7,538,699	9,152,450	4,996,367	3,035,975
Ratio of expenses to average net assets (c)	4.46%	4.49%	4.08%	3.48%	13.92%	7.29%
Ratio of net investment income/(loss) to average net assets (c)	(1.99%)	(2.63%)	(3.06%)	(2.98%)	(12.71%)	(5.19%)
Ratio of incentive fee to average net assets (c)	—%	—%	—%	0.04%	9.73%	2.42%
Ratio of expenses without incentive fee to average net assets (c)	4.46%	4.49%	4.08%	3.44%	4.19%	4.87%
Ratio of expenses without incentive fee, dividend & interest expense and security trading related expenses to average net assets (c)	2.37%	2.39%	2.38%	2.37%	2.38%	2.40%
Ratio of net investment income/(loss) without incentive fee to average net assets (c)	(1.99%)	(2.63%)	(3.06%)	(2.94%)	(2.98%)	(2.77%)
Portfolio turnover on investments in securities	74%	119%	159%	107%	149%	94%
Average debt ratio	0.78%	0.04%	0.20%	0.45%	0.60%	0.32%
Average commission rate paid	$0.06	$0.04	$0.05	$0.05	$0.03	$0.04
46

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2024 (Unaudited) (continued)

14. Financial Highlights (continued)

	Class W	Class W	Class W	Class W	Class W	Class W
	For the Six Months Ended March 31, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Net asset value per Share, beginning of period	$12.13	$10.56	$18.33	$19.02	$13.37	$12.89
Income from investment operations (a):
Net investment income/(loss)	(0.09)	(0.22)	(0.33)	(0.41)	(1.91)	(0.55)
Net realized and net change in unrealized gain/(loss) from investment activities, foreign currency transactions, forward contracts, purchased options and total return swaps	4.13	1.79	(7.04)	0.78	8.21	1.73
Total income/(loss) from investment operations	4.04	1.57	(7.37)	0.37	6.30	1.18
Distributions to shareholders:
Total distributions to shareholders	—	—	(0.40)	(1.06)	(0.65)	(0.70)
Net asset value per Share, end of period	$16.17	$12.13	$10.56	$18.33	$19.02	$13.37
Total return—gross (b) (c)	33.31%	14.87%	(41.09%)	1.65%	57.91%	12.52%
Total return—net (b) (c)	33.31%	14.87%	(41.09%)	1.69%	49.08%	10.42%
Ratios/supplemental data:
Net assets (dollars in thousands), end of period	1,517,468	1,246,255	1,467,291	2,745,394	1,918,949	718,477
Average net assets (dollars in thousands), end of period	1,401,096	1,442,790	2,170,161	2,603,130	1,189,663	583,106
Ratio of expenses to average net assets (c)	3.71%	3.74%	3.32%	2.65%	13.02%	6.44%
Ratio of net investment income/(loss) to average net assets (c)	(1.24%)	(1.87%)	(2.31%)	(2.15%)	(11.84%)	(4.34%)
Ratio of incentive fee to average net assets (c)	—%	—%	—%	(0.04%)	9.61%	2.32%
Ratio of expenses without incentive fee to average net assets (c)	3.71%	3.74%	3.32%	2.69%	3.41%	4.12%
Ratio of expenses without incentive fee, dividend & interest expense and security trading related expenses to average net assets (c)	1.62%	1.64%	1.64%	1.62%	1.63%	1.65%
Ratio of net investment income/(loss) without incentive fee to average net assets (c)	(1.24%)	(1.87%)	(2.31%)	(2.19%)	(2.23%)	(2.02%)
Portfolio turnover on investments in securities	74%	119%	159%	107%	149%	94%
Average debt ratio	0.78%	0.04%	0.20%	0.45%	0.60%	0.32%
Average commission rate paid	$0.06	$0.04	$0.05	$0.05	$0.03	$0.04

(a)	Per Share amounts presented are based on the average monthly Shares outstanding throughout the period indicated.
(b)	Total return gross/net of incentive fee is calculated assuming an investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.
(c)	The computation of such ratios for an individual shareholder may vary from these ratios due to timing of capital activity.
47

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2024 (Unaudited) (continued)

15. Subsequent Events

Subsequent to March 31, 2024, and through May 17, 2024, the Fund had proceeds from sales of shares of $31,876,092 and $13,117,431 in Class A shares and Class W shares, respectively.

48

ACAP STRATEGIC FUND

Supplemental Information
(Unaudited)

Disclosure of Portfolio Holdings: The Fund files a Form N-PORT with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year. For the Fund, this would be for the fiscal quarters ending December 31 and June 30. Form N-PORT includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-PORT filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Voting Proxies on Fund Portfolio Securities: A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling your financial advisor, or calling collect (212) 716-6840, or on the SEC’s website at http://www.sec.gov.

Supplemental Tax Information: If during the year you would like information on estimated capital gains, please contact the Fund at (212) 716-6840.

49

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(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1) Not applicable.

(a)(2)(2) Not applicable.

(b)        Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACAP Strategic Fund
By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)
Date	May 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory D. Jakubowksy
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)
Date	May 24, 2024
By (Signature and Title)*	/s/ George Mykoniatis
George Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)
Date	May 24, 2024

* Print the name and title of each signing officer under his or her signature.